Carried Interest due from Investment Funds (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Carried Interest Due from Investment Funds
Summary of activity in the Company's Carried interest

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Balance at beginning of period	$52,460	$39,039	$47,723	$37,250
Carried Interest recognized during the period	2,862	2,110	7,599	3,899
Proceeds received during the period	—	—	—	—

Balance at end of period	$55,322	$41,149	$55,322	$41,149

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Balance at beginning of year	$37,250	$24,654	$—
Carried Interest recognized during the year:
Recognition of Carried Interest earned during the period	10,473	9,275	24,654
Adjustment recognized pursuant to amendment of Management Agreement	—	3,321	—

	10,473	12,596	24,654
Proceeds received during the year	—	—	—

Balance at end of year	$47,723	$37,250	$24,654